ACQUISITION OF NETCLASS JAPAN - Fair value of the identical assets and liabilities as of acquisition date and the gain on acquisition (Details) - USD ($)		6 Months Ended
	Feb. 28, 2025	Mar. 31, 2025
Fair value of assets and liabilities as of the acquisition date
Gain on acquisition		$ (139,724)
Netclass Japan
Fair value of assets and liabilities as of the acquisition date
Cash	$ 34,486
Receivables	91,722
Payables	(103,913)
Deferred tax liability	(46,626)
Net assets at acquisition	304,559
Foreign currency exchange loss	230
Non-controlling interest	(147,907)
Total consideration paid for acquisition	(17,158)
Gain on acquisition	(139,724)
Netclass Japan | Customer list
Fair value of assets and liabilities as of the acquisition date
Intangible assets	$ 328,890